Other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other liabilities [Abstract]
Other liabilities - Other current liabilities [Text Block]

Philips Group

Other current liabilities

in millions of EUR

	2021	2022
Accrued customer rebates	280	213
Other taxes including social security premiums	190	115
Other liabilities	116	120
Other current liabilities	587	448